Fair Value Disclosures on Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures on Financial Instruments
Fair Value Disclosures on Financial Instruments

(F.2) Fair Value Disclosures on Financial Instruments

y Level Transfers

It is our policy that transfers between the different levels of the fair value hierarchy are deemed to have occurred at the beginning of the period of the event or change in circumstances that caused the transfer.

Fair Value of Financial Instruments

We use various types of financial instruments in the ordinary course of business, which are classified as either amortized cost (AC) or fair value through profit or loss (FVTPL). For those financial instruments measured at fair value or for which fair value must be disclosed, we have categorized the financial instruments into a three-level fair value hierarchy depending on the inputs used to determine fair value and their significance for the valuation techniques.

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2022
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		9,008
Cash at banks[1]	AC	3,176	3,176
Time deposits[1]	AC	2,976	2,976
Money market and similar funds	FVTPL	2,855		2,855	2,855			2,855
Trade and other receivables		6,405
Trade receivables[1]	AC	5,776	5,776
Other receivables[2]	—	629
Other financial assets		6,479
Debt securities	AC	32	32		32			32
Equity securities	FVTPL	5,138		5,138	258	0	4,880	5,138
Investments in associates[2]	—	151
Time deposits	AC	654	654			654		654
Financial instruments related to employee benefit plans[2]	—	203
Loans and other financial receivables	AC	233	233			233		233
Derivative assets
Designated as hedging instrument
FX forward contracts	—	33		33		33		33
Interest rate swaps	—	0		0		0		0
Not designated as hedging instrument
FX forward contracts	FVTPL	30		30		30		30
Call options for share-based payments	FVTPL	0		0		0		0
Call option on equity shares	FVTPL	5		5			5	5
Liabilities
Trade and other payables		-2,226
Trade payables[1]	AC	-1,496	-1,496
Other payables[2]	—	-730
Financial liabilities		-14,355
Non-derivative financial liabilities
Loans	AC	-1,456	-1,456			-1,456		-1,456
Bonds	AC	-9,083	-9,083		-8,301	-928		-9,229
Private placements	AC	-405	-405			-383		-383
Other non-derivative financial liabilities[3]	AC	-2,562	-2,562			-422		-422
Derivatives
Designated as hedging instrument
FX forward contracts	—	-9		-9		-9		-9
Interest rate swaps	—	-753		-753		-753		-753
Not designated as hedging instrument
FX forward contracts	FVTPL	-88		-88		-88		-88
Total financial instruments, net		5,311	-2,154	7,212	-5,156	-3,087	4,886	-3,357

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2021
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		8,898
Cash at banks[1]	AC	3,149	3,149
Time deposits[1]	AC	1,467	1,467
Money market and similar funds	FVTPL	4,281		4,281	4,281			4,281
Trade and other receivables		6,499
Trade receivables[1]	AC	5,888	5,888
Other receivables[2]	—	611
Other financial assets		9,033
Debt securities	AC	30	30		30			30
Equity securities	FVTPL	5,799		5,799	772	155	4,871	5,799
Investments in associates[2]	—	155
Time deposits	AC	2,602	2,602			2,602		2,602
Financial instruments related to employee benefit plans[2]	—	201
Loans and other financial receivables	AC	186	186			186		186
Derivative assets
Designated as hedging instrument
FX forward contracts	—	1		1		1		1
Interest rate swaps	—	7		7		7		7
Not designated as hedging instrument
FX forward contracts	FVTPL	41		41		41		41
Call options for share-based payments	FVTPL	0		0		0		0
Call option on equity shares	FVTPL	10		10			10	10
Liabilities
Trade and other payables		-1,702
Trade payables[1]	AC	-1,089	-1,089
Other payables[2]	—	-613
Financial liabilities		-15,571
Non-derivative financial liabilities
Loans	AC	-1,533	-1,533			-1,533		-1,533
Bonds	AC	-10,682	-10,682		-10,248	-931		-11,179
Private placements	AC	-790	-790			-801		-801
Other non-derivative financial liabilities[3]	AC	-2,424	-2,424			-281		-281
Derivatives
Designated as hedging instrument
FX forward contracts	—	-31		-31		-31		-31
Interest rate swaps	—	-49		-49		-49		-49
Not designated as hedging instrument
FX forward contracts	FVTPL	-62		-62		-62		-62
Total financial instruments, net		7,158	-3,194	9,997	-5,164	-695	4,881	-978

[1]  We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

[2]  Since the line items Trade receivables, Trade payables, and Other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the csarrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

[3]  For lease liabilities, included in the line item Other non-derivative financial liabilities, separate disclosure of fair value is not required.

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2022
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	8,028		8,028
At amortized cost	AC	12,847	12,847
Financial liabilities
At fair value through profit or loss	FVTPL	-88		-88
At amortized cost	AC	-15,002	-15,002

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2021
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	10,131		10,131
At amortized cost	AC	13,323	13,323
Financial liabilities
At fair value through profit or loss	FVTPL	-62		-62
At amortized cost	AC	-16,517	-16,517

Determination of Fair Values

A description of the valuation techniques and the inputs used in the fair value measurement is given below:

Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	-Peer companies used (revenue multiples range from 0.75 to 24.0) -Revenues of investees -Discounts for lack of marketability (7.3% to 28.3%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

- Nature and selection of financing rounds

- Weighting of financings rounds

- Discounts for lack of marketability

- Weighting of equity allocation method such as option pricing model and common stock equivalent model

- Volatility assumptions

- Estimated time to exit

- Imminent exit value

The estimated fair value would increase (decrease) if:

- Different financing rounds are selected

- Weighting of financing rounds changes

-Weighting of the applied equity allocation methods changes

- Volatility assumptions were higher (lower)

- Estimated time to exit increases (decreases)

- The imminent exit value increases (decreases)

		Last financing round valuations	Nature and pricing indication of latest financing round

The estimated fair value would increase (decrease) if:

-Price of latest financing round would increase (decrease)

- The overall company value would be higher (lower)

- The respective analyzed share class would be affected by this change due to its rights and preferences

		Net asset value/fair market value as reported by the respective funds	Net asset value calculations of the respective funds	The estimated fair value would increase (decrease) if: Reported net asset value of respective fund would be higher (lower)
Call option on equity shares	Level 3

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

For other non-derivative financial assets/liabilities and variable rate financial debt, it is assumed that their carrying value reasonably approximates their fair values.

Transfers Between Levels 1 and 2

Transfers of equity securities from Level 2 to Level 1, which occurred because disposal restrictions lapsed and deducting a discount for such restriction was no longer necessary, were €93 million in 2022 (2021: €1.030 million), while transfers from Level 1 to Level 2 did not occur at all.

Level 3 Fair Value Disclosures

The following table shows the reconciliation of fair values from the opening to the closing balances for our unlisted equity securities and call options on equity shares classified as Level 3 fair values:

Reconciliation of Level 3 Fair Values

€ millions	2022	2021
1/1	4,881	2,508
Transfers
Into Level 3	0	0
Out of Level 3	-25	-455
Purchases	522	1,076
Sales	-43	-852
Gains/losses
Included in financial income, net	-789	2,348
Included in exchange differences in other comprehensive income	337	256
12/31	4,883	4,881
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	-788	1,789

Transfers out of Level 3 are due to initial public offerings of the respective investees or distributions in kind in the form of listed investees. Changing the unobservable inputs to reflect reasonably possible alternative assumptions would not have a material impact on the fair values of our unlisted equity securities held as FVTPL as at the reporting date.